Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

Note 8. Property and Equipment, Net

The components of property and equipment at December 31, 2022 and 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Office equipment	$5,911	$1,526
Furniture and fixtures	2,447	2,607
Financing lease equipment	64,417	—
Machinery and equipment	41,656	—
Automobile	149,787	—
Property and equipment, gross	264,218	4,133
Less: Accumulated depreciation	(18,551)	(299)
Property and equipment, net	$245,667	$3,834

Depreciation expense for the year ended December 31, 2022 and 2021 was $18,252 and $299, respectively, and is included in other general and administrative expenses on the consolidated statements of operations and comprehensive loss.